Additional Financial Information - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance Foreign currency translation adjustments	$ (41.1)	$ (38.9)	$ (34.3)
Other comprehensive loss	(1.0)	(2.2)	(4.6)
Reclassifications to net loss	0.0	0.0	0.0
Ending Balance Foreign currency translation adjustments	(42.1)	(41.1)	(38.9)
Beginning Balance Net unrealized gain (loss) on cash flow hedges	142.6	49.1	(68.1)
Other comprehensive loss	30.5	82.8	68.2
Reclassifications to net loss	(34.3)	10.7	49.0
Ending Balance Net unrealized gain (loss) on cash flow hedges	138.8	142.6	49.1
Beginning Balance Total	101.5	10.2	(102.4)
Other comprehensive income (loss)	29.5	80.6	63.6
Reclassifications to net loss	(34.3)	10.7	49.0
Ending Balance Total	$ 96.7	$ 101.5	$ 10.2